Virtus KAR Mid-Cap Core Fund (the “Fund”)
a series of Virtus Equity Trust

Supplement dated December 18, 2025 to the Summary Prospectus, and the Virtus Equity Trust
Statutory Prospectus (collectively, the “Prospectuses”),
each dated January 28, 2025, as supplemented

IMPORTANT NOTICE TO INVESTORS

Effective January 1, 2026, Chris Wright, CFA® will be added as a portfolio manager of the Fund. Following are the resulting changes to the Prospectuses.

The following disclosure will be added under “Portfolio Management” in the summary prospectuses for the Fund, and in the summary section of the Fund’s statutory prospectus:

> Chris Wright, CFA, Portfolio Manager and Senior Research Analyst at KAR. Mr. Wright has served as Portfolio Manager of the fund since January 2026.

In the Management of the Funds section under “Portfolio Management” beginning on page 80 of the Fund’s statutory prospectus, the row for the Fund in the table under the subheading “KAR” is hereby replaced with the following:

Fund	Portfolio Managers
Virtus KAR Mid-Cap Core Fund	Todd Beiley, CFA (since 2008) Jon Christensen, CFA (since 2009) Chris Wright, CFA (since January 2026)

Investors should retain this supplement with the Prospectuses for future reference.

VET 8019/KAR Mid-Cap Core PM Addition (12/2025)

Virtus KAR Small-Cap Growth Fund (the “Fund”),
a series of Virtus Equity Trust

Supplement dated December 18, 2025 to the Summary Prospectus, and the Virtus Equity Trust
Statutory Prospectus (collectively, the “Prospectuses”),
each dated January 28, 2025, as supplemented

IMPORTANT NOTICE TO INVESTORS

Effective January 1, 2026, Adam Xiao, CFA® will be added as a portfolio manager of the Fund. Following are the resulting changes to the Prospectuses.

The following disclosure will be added under “Portfolio Management” in the summary prospectuses for the Fund, and in the summary section of the Fund’s statutory prospectus:

> Adam Xiao, CFA, Portfolio Manager and Senior Research Analyst at KAR. Mr. Xiao has served as a Portfolio Manager of the fund since January 2026.

In the Management of the Funds section under “Portfolio Management” beginning on page 80 of the Fund’s statutory prospectus, the row for the Fund in the table under the subheading “KAR” is hereby replaced with the following:

Fund	Portfolio Managers
Virtus KAR Small-Cap Growth Fund	Todd Beiley, CFA (since 2008) Jon Christensen, CFA (since 2009) Adam Xiao, CFA (since January 2026)

The portfolio manager biographies under the referenced table are amended by adding the following for Mr. Xiao.

Adam Xiao, CFA. Mr. Xiao is a Portfolio Manager and a Senior Research Analyst with primary research responsibilities for small and mid-cap portfolios in the financials, consumer discretionary, information technology, and industrials sectors. Prior to joining KAR in 2018, Mr. Xiao was with Diamond Hill Capital Management, where he was a senior associate covering telecommunications and networking equipment companies. Mr. Xiao is a CFA® charterholder. He began his career in the investment industry in 2011.

Investors should retain this supplement with the Prospectuses for future reference.

VET 8019/KAR SCG PM Addition (12/2025)

Virtus Tactical Allocation Fund (the “Fund”),

a series of Virtus Equity Trust

Supplement dated December 18, 2025 to the Summary Prospectus and the Virtus Equity Trust

Statutory Prospectus (collectively, the “Prospectuses”),

each dated January 28, 2025, as supplemented

IMPORTANT NOTICE TO INVESTORS

Kayne Anderson Rudnick has announced that on June 30, 2026, Craig Thrasher, CFA® will be retiring and therefore stepping down as a portfolio manager for the Fund. The Prospectuses will be updated as appropriate at the time of the change.

Separately, Victor Zimmerman, CFA will be added as a portfolio manager of the Fund, effective January 1, 2026. Following are the resulting changes to the Prospectuses.

The disclosure under “Portfolio Management” in the Fund’s summary prospectus and in the summary section of the Fund’s statutory prospectus will be replaced in its entirety with the following:

The following individuals are jointly and primarily responsible for the day-to-day management of the fund’s portfolio.

>	David L. Albrycht, CFA, Newfleet Division President and Chief Investment Officer and Senior Portfolio Manager at Newfleet, has managed the fund since 2012.

>	Chris Armbruster, CFA, Portfolio Manager and Senior Research Analyst at KAR. Mr. Armbruster has served as a Portfolio Manager of the fund since October 2020.

>	Noran Eid, Portfolio Manager and Senior Research Analyst at KAR. Ms. Eid has served as a Portfolio Manager of the fund since October 2023.

>	Stephen H. Hooker, CFA, Managing Director and Portfolio Manager at Newfleet. Mr. Hooker has served as a Portfolio Manager of the fund since October 2020.

>	Hyung Kim, Portfolio Manager and Senior Research Analyst at KAR. Mr. Kim has served as a Portfolio Manager of the fund since June 2019.

>	Craig Thrasher, CFA, Portfolio Manager and Senior Research Analyst at KAR. Mr. Thrasher has served as a Portfolio Manager of the fund since June 2019. Mr. Thrasher will be retiring on June 30, 2026.

>	Victor Zimmerman, CFA, Portfolio Manager and Senior Research Analyst at KAR. Mr. Zimmerman has served as a Portfolio Manager of the fund since January 2026.

In the Management of the Fund’s section under “Portfolio Management” beginning on page 80 of the Fund’s statutory prospectus, the row for the Fund in the table under the subheading “KAR” will be replaced with the following:

Fund	Portfolio Managers
Virtus Tactical Allocation Fund (equity portion only)	Chris Armbruster, CFA (since October 2020)
Noran Eid (since October 2023)
Hyung Kim (since June 2019)
Craig Thrasher, CFA (since June 2019, retiring on June 30, 2026)
Victor Zimmermann, CFA (since January 2026)

The portfolio manager biographies under the referenced table will be amended by adding the following for Mr. Zimmerman.

Victor Zimmermann, CFA, Mr. Zimmerman is a Portfolio Manager and Senior Research Analyst at KAR with primary research responsibilities for the International and Emerging Markets Small Cap Portfolios. Prior to joining KAR in 2025, Mr. Zimmermann worked at Invesco/Oppenheimer as a senior research analyst on the International Growth Fund (2018 to 2025). Prior to that he served as a senior research analyst at The Brattle Group. Mr. Zimmermann is a CFA® charterholder. He began his career in the investment industry in 2012.

Investors should retain this supplement with the Prospectuses for future reference.

VET 8019/Tactical Allocation Fund KAR PM Changes (12/2025)

Virtus KAR Mid-Cap Core Fund, Virtus KAR Small-Cap Growth Fund
and Virtus Tactical Allocation Fund,
each a series of Virtus Equity Trust

Supplement dated December 18, 2025 to the Statement of Additional Information (“SAI”)
dated January 28, 2025, as supplemented

IMPORTANT NOTICE TO INVESTORS

Kayne Anderson Rudnick has announced that on June 30, 2026, Craig Thrasher, CFA® will be retiring and therefore stepping down as a portfolio manager for the Tactical Allocation Fund. The SAI will be updated as appropriate at the time of the change.

Separately, effective January 1, 2026, Victor Zimmerman, CFA will be added as a portfolio manager of the Tactical Allocation Fund; Chris Wright, CFA will be added as a portfolio manager of the Virtus KAR Mid-Cap Core Fund; and Adam Xiao will be added as a portfolio manager of the Virtus KAR Small-Cap Growth Fund. Following are the resulting changes to the SAI.

The disclosure in the table under “Portfolio Managers” on page 73 of the SAI will be amended by adding Mr. Wright in the row for Mid-Cap Core Fund, by adding Mr. Xiao in the row for Small-Cap Growth Fund and by adding Mr. Zimmermann in the row for Tactical Allocation Fund (equity portion only).

The disclosure in the “Other Accounts Managed (No Performance-Based Fees)” table beginning on page 74 of the SAI will be amended by adding rows and associated footnotes for Messrs. Wright, Xiao and Zimmerman as follows:

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
Chris Wright (4)	5	$472.7 million	1	$42.2 million	88	$68.4 million
Adam Xiao (5)	0	N/A	0	N/A	107	$42.0 million
Victor Zimmerman (6)	0	N/A	0	N/A	0	N/A

(4) As of December 1, 2025. Mr. Wright became a Portfolio Manager of the Mid-Cap Core Fund effective January 1, 2026.

(5) As of December 1, 2025. Mr. Xiao became a Portfolio Manager of the Small-Cap Growth Fund effective January 1, 2026.

(6) As of December 1, 2025. Mr. Zimmerman became a Portfolio Manager of the Tactical Allocation Fund effective January 1, 2026.

The disclosure in the table under “Portfolio Manager Fund Ownership” beginning on page 75 of the SAI will be amended by adding rows and associated footnotes for Messrs. Wright, Xiao and Zimmerman as follows:

Portfolio Manager	Fund	Dollar Range of Equity Securities Beneficially Owned in Fund Managed	Dollar Range of Financial Exposure Through Similar Strategies
Chris Wright (**)	Mid-Cap Core Fund	None	None
Adam Xiao (***)	Small-Cap Growth Fund	None	None
Victor Zimmerman (****)	Tactical Allocation Fund	None	None

(**) As of December 1, 2025. Mr. Wright became a Portfolio Manager of the Mid-Cap Core Fund effective January 1, 2026.

(***) As of December 1, 2025. Mr. Xiao became a Portfolio Manager of the Small-Cap Growth Fund effective January 1, 2026.

(****) As of December 1, 2025. Mr. Zimmerman became a Portfolio Manager of the Tactical Allocation Fund effective January 1, 2026.

Investors should retain this supplement with the SAI for future reference.

VET 8019B/KAR PM Changes (12/2025)